Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Stockholder's equity
Convertible note payable	$ 205,463	$ 141,411
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, Authorized	10,000,000	10,000,000
Preferred stock, Issued	291,376	0
Preferred stock, outstanding	291,376	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	100,000,000	100,000,000
Common stock, Issued	91,389,488	88,369,618
Common stock, outstanding	91,389,488	88,369,618